AFS and HTM Debt Securities, Major Categories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Available-for-sale debt securities:
Amortized Cost	$ 260,060	$ 272,471
Gross unrealized gains	3,786	1,659
Gross unrealized losses	(387)	(4,218)
Fair Value	263,459	269,912
Held-to-maturity debt securities:
Held-to-maturity securities, amortized cost	153,933	144,788
Gross unrealized gains	2,996	146
Gross unrealized losses	(69)	(2,819)
Held-to-maturity, at fair value	156,860	142,115
Total AFS amd HTM Debt securities:
Amortized cost	413,993	417,259
Gross unrealized gains	6,782	1,805
Gross unrealized losses	(456)	(7,037)
Fair Value	420,319	412,027
Federal National Mortgage Association Certificates and Obligations (FNMA) [Member]
Total AFS amd HTM Debt securities:
Amortized cost	112,100	99,000
Fair Value	114,000	97,600
Federal Home Loan Mortgage Corporation Certificates and Obligations (FHLMC) [Member]
Total AFS amd HTM Debt securities:
Amortized cost	89,900	95,000
Fair Value	$ 91,400	$ 93,000
Minimum [Member] | AFS and HTM Debt Securities Concentration Risk [Member] | Stockholders' Equity, Total [Member] | Federal National Mortgage Association Certificates and Obligations (FNMA) [Member]
Available-for-sale debt securities:
Concentration risk, percentage	10.00%	10.00%
Minimum [Member] | AFS and HTM Debt Securities Concentration Risk [Member] | Stockholders' Equity, Total [Member] | Federal Home Loan Mortgage Corporation Certificates and Obligations (FHLMC) [Member]
Available-for-sale debt securities:
Concentration risk, percentage	10.00%	10.00%
Securities of U.S. Treasury and federal agencies [Member]
Available-for-sale debt securities:
Amortized Cost	$ 14,948	$ 13,451
Gross unrealized gains	13	3
Gross unrealized losses	(1)	(106)
Fair Value	14,960	13,348
Held-to-maturity debt securities:
Held-to-maturity securities, amortized cost	45,541	44,751
Gross unrealized gains	617	4
Gross unrealized losses	(19)	(415)
Held-to-maturity, at fair value	46,139	44,340
Securities of U.S. states and political subdivisions [Member]
Available-for-sale debt securities:
Amortized Cost	39,381	48,994
Gross unrealized gains	992	716
Gross unrealized losses	(36)	(446)
Fair Value	40,337	49,264
Held-to-maturity debt securities:
Held-to-maturity securities, amortized cost	13,486	6,286
Gross unrealized gains	286	30
Gross unrealized losses	(13)	(116)
Held-to-maturity, at fair value	13,759	6,200
Securities of U.S. states and political subdivisions [Member] | Nontaxable Preferred Debt Securities [Member]
Available-for-sale debt securities:
Amortized Cost	5,800	6,300
Fair Value	5,800	6,300
Total mortgage-backed securities [Member]
Available-for-sale debt securities:
Amortized Cost	165,031	162,819
Gross unrealized gains	2,354	551
Gross unrealized losses	(171)	(3,167)
Fair Value	167,214	160,203
Federal agencies [Member]
Available-for-sale debt securities:
Amortized Cost	160,318	155,974
Gross unrealized gains	2,299	369
Gross unrealized losses	(164)	(3,140)
Fair Value	162,453	153,203
Held-to-maturity debt securities:
Held-to-maturity securities, amortized cost	94,869	93,685
Gross unrealized gains	2,093	112
Gross unrealized losses	(37)	(2,288)
Held-to-maturity, at fair value	96,925	91,509
Residential [Member]
Available-for-sale debt securities:
Amortized Cost	814	2,638
Gross unrealized gains	14	142
Gross unrealized losses	(1)	(5)
Fair Value	827	2,775
Commercial [Member]
Available-for-sale debt securities:
Amortized Cost	3,899	4,207
Gross unrealized gains	41	40
Gross unrealized losses	(6)	(22)
Fair Value	3,934	4,225
Corporate debt securities [Member]
Available-for-sale debt securities:
Amortized Cost	6,343	6,230
Gross unrealized gains	252	131
Gross unrealized losses	(32)	(90)
Fair Value	6,563	6,271
Collateralized loan and other debt obligations obligations [Member]
Available-for-sale debt securities:
Amortized Cost	29,693	35,581
Gross unrealized gains	125	158
Gross unrealized losses	(123)	(396)
Fair Value	29,695	35,343
Other [Member]
Available-for-sale debt securities:
Amortized Cost	4,664	5,396
Gross unrealized gains	50	100
Gross unrealized losses	(24)	(13)
Fair Value	4,690	5,483
Held-to-maturity debt securities:
Held-to-maturity securities, amortized cost	37	66
Gross unrealized gains	0	0
Gross unrealized losses	0	0
Held-to-maturity, at fair value	$ 37	$ 66